Investment Objectives and Goals - Global X Funds - Global X NYSE 100 ETF	Mar. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X NYSE® 100 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X NYSE® 100 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE® 100 Index ("Underlying Index").